22. Advance ticket sales	12 Months Ended
Dec. 31, 2020
Advance Ticket Sales
Advance ticket sales
22.	Advance ticket sales

On December 31, 2020, the balance of advance ticket sales classified in current liabilities was R$2,050,799 (R$1,966,148 on December 31, 2019) and is represented by 6,691,911 tickets sold and not yet used (6,239,179 on December 31, 2019) with an average use of 102 days (59 days on December 31, 2019).

Balances of advance ticket sales are shown net of breakage corresponding to R$299,188 on December 31, 2020 (R$415,688 on December 31, 2019).

On December 31, 2020, the Company has reimbursements to pay related to non-performed transports in the amount of R$ 253,963, recorded as Other liabilities in current liabilities.